ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	$ 49,487	$ 70,315
Accrued trade and other payables	25,685	22,976
Royalties	16,000	15,044
Accrued payroll and related benefits	18,912	20,835
Accounts payable and accrued liabilities	$ 110,084	$ 129,170